John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 74.3%		$397,256,650
(Cost $331,929,801)
Communication services 3.3%		17,693,241
Diversified telecommunication services 0.3%
United Internet AG	57,077	1,496,127
Entertainment 0.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	29,022	1,951,730
Live Nation Entertainment, Inc. (A)	6,486	576,281
Netflix, Inc. (A)	1,353	763,241
ROBLOX Corp., Class A (A)	3,511	136,262
Ubisoft Entertainment SA (A)	23,490	518,144
Interactive media and services 1.9%
Alphabet, Inc., Class A (A)	7,300	1,022,730
Eventbrite, Inc., Class A (A)	31,100	260,307
Meta Platforms, Inc., Class A (A)	18,615	7,262,456
Pinterest, Inc., Class A (A)	6,777	253,934
Tencent Holdings, Ltd.	33,619	1,166,959
Media 0.2%
Publicis Groupe SA	9,955	997,427
Wireless telecommunication services 0.2%
T-Mobile US, Inc.	7,322	1,180,526
Vodafone Group PLC	125,999	107,117
Consumer discretionary 4.8%		25,711,464
Automobiles 0.0%
XPeng, Inc., A Shares (A)	830	3,457
Broadline retail 3.2%
Alibaba Group Holding, Ltd.	562,510	5,045,137
Amazon.com, Inc. (A)	79,159	12,285,470
JD.com, Inc., Class A	5,398	60,869
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (A)(B)	125,160	4,803
Hotels, restaurants and leisure 0.1%
DraftKings, Inc., Class A (A)	7,799	304,551
Sands China, Ltd. (A)	5,887	15,452
Wynn Macau, Ltd. (A)	11,826	8,903
Household durables 0.9%
Panasonic Holdings Corp.	62,352	587,280
Skyline Champion Corp. (A)	20,276	1,388,500
Sony Group Corp.	27,204	2,667,850
Specialty retail 0.6%
Abercrombie & Fitch Company, Class A (A)	5,986	609,973
Bath & Body Works, Inc.	20,635	880,289
Burlington Stores, Inc. (A)	892	170,506
Ross Stores, Inc.	11,674	1,637,629
Textiles, apparel and luxury goods 0.0%
Li Ning Company, Ltd.	19,096	40,795
Consumer staples 1.5%		8,160,657
Beverages 0.1%
Celsius Holdings, Inc. (A)	9,916	494,808
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products 0.4%
Cranswick PLC	39,367	$2,006,566
Personal care products 0.7%
e.l.f. Beauty, Inc. (A)	13,984	2,230,868
Haleon PLC	413,463	1,679,389
Tobacco 0.3%
British American Tobacco PLC	59,322	1,749,026
Energy 5.7%		30,449,288
Energy equipment and services 0.5%
Seadrill, Ltd. (A)	41,600	1,797,952
Valaris, Ltd. (A)	11,983	741,388
Oil, gas and consumable fuels 5.2%
Antero Resources Corp. (A)	104,739	2,339,869
ARC Resources, Ltd.	86,321	1,340,610
Cenovus Energy, Inc.	130,504	2,111,555
Cheniere Energy, Inc.	13,838	2,269,294
Chesapeake Energy Corp.	33,990	2,620,969
ConocoPhillips	12,814	1,433,502
Diamondback Energy, Inc.	12,596	1,936,509
EQT Corp.	71,124	2,517,790
Phillips 66	3,813	550,254
Reliance Industries, Ltd.	108,337	3,717,841
Shell PLC	155,088	4,808,086
Viper Energy, Inc.	72,507	2,263,669
Financials 19.6%		104,606,444
Banks 5.7%
AIB Group PLC	325,030	1,427,670
Banco Bradesco SA, ADR	238,673	739,886
BAWAG Group AG (A)(B)	35,260	1,815,416
China Merchants Bank Company, Ltd., H Shares	143,410	522,785
Citigroup, Inc.	77,119	4,331,774
Commerzbank AG	43,786	502,821
Concordia Financial Group, Ltd.	257,721	1,228,155
FinecoBank SpA	152,603	2,200,285
FNB Corp.	25,502	336,116
Iyogin Holdings, Inc.	20,485	139,338
JPMorgan Chase & Co.	13,077	2,280,106
OTP Bank NYRT	25,183	1,166,873
Permanent TSB Group Holdings PLC (A)	35,933	66,990
Rakuten Bank, Ltd. (A)	58,600	913,512
Resona Holdings, Inc.	3,000	16,561
Royal Bank of Canada	19,311	1,884,634
Security Bank Corp.	5,407	6,824
Societe Generale SA	53,671	1,379,614
Sumitomo Mitsui Trust Holdings, Inc.	7,500	153,699
The Bank of Nagoya, Ltd.	3,761	141,416
The Chiba Bank, Ltd.	215,746	1,598,734
The Shiga Bank, Ltd.	41,400	1,029,375
UniCredit SpA	59,165	1,733,065
Wells Fargo & Company	100,531	5,044,646
Capital markets 7.1%
Ares Management Corp., Class A	40,805	4,956,991
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Federated Hermes, Inc.	27,664	$967,133
Hong Kong Exchanges & Clearing, Ltd.	16,400	497,228
Intercontinental Exchange, Inc.	6,047	769,965
Intermediate Capital Group PLC	19,723	444,657
KKR & Company, Inc.	64,835	5,613,414
Morgan Stanley	15,799	1,378,305
Morningstar, Inc.	3,227	901,301
Northern Trust Corp.	43,039	3,427,626
S&P Global, Inc.	8,119	3,640,154
StepStone Group, Inc., Class A	23,729	793,735
The Bank of New York Mellon Corp.	56,412	3,128,610
The Goldman Sachs Group, Inc.	14,366	5,516,688
Tradeweb Markets, Inc., Class A	54,890	5,235,957
WisdomTree, Inc.	75,820	513,301
Consumer finance 1.4%
American Express Company	37,319	7,491,416
Financial services 1.8%
Banca Mediolanum SpA	51,270	524,683
BFF Bank SpA (B)	13,933	150,569
Block, Inc. (A)	55,434	3,603,764
Global Payments, Inc.	5,852	779,662
WEX, Inc. (A)	14,623	2,988,795
Wise PLC, Class A (A)	160,183	1,633,851
Insurance 3.6%
AIA Group, Ltd.	312,000	2,446,834
Allianz SE	5,934	1,585,422
Alm Brand A/S	369,096	670,046
Aviva PLC	94,730	517,091
Beazley PLC	104,710	720,778
Intact Financial Corp.	9,826	1,536,626
Japan Post Insurance Company, Ltd.	51,300	960,432
Lancashire Holdings, Ltd.	51,056	392,296
Legal & General Group PLC	331,380	1,065,865
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	799,381	835,696
Muenchener Rueckversicherungs-Gesellschaft AG	7,190	3,060,919
NN Group NV	22,425	919,161
Ping An Insurance Group Company of China, Ltd., H Shares	9,654	40,581
Talanx AG	30,631	2,149,101
Topdanmark A/S	16,335	724,429
Trupanion, Inc. (A)	30,108	818,938
Unipol Gruppo SpA	87,627	544,129
Health care 19.0%		101,567,840
Biotechnology 8.2%
Akero Therapeutics, Inc. (A)	52,024	1,124,239
Alkermes PLC (A)	57,577	1,557,458
Alnylam Pharmaceuticals, Inc. (A)	14,298	2,472,267
Amicus Therapeutics, Inc. (A)	8,621	107,159
Amoy Diagnostics Company, Ltd., Class A	54,876	129,185
Apellis Pharmaceuticals, Inc. (A)	34,258	2,168,189
Argenx SE, ADR (A)	5,101	1,940,982
Ascendis Pharma A/S, ADR (A)	12,777	1,660,116
Biogen, Inc. (A)	4,854	1,197,288
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)	6,634	$527,602
Cargo Therapeutics, Inc. (A)	37,590	827,356
Celldex Therapeutics, Inc. (A)	4,322	152,221
CG Oncology, Inc. (A)	3,000	111,780
Clementia Pharmaceuticals, Inc. (A)(C)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	25,027	912,985
Cytokinetics, Inc. (A)	35,507	2,774,162
Denali Therapeutics, Inc. (A)	35,031	560,846
Exact Sciences Corp. (A)	43,072	2,816,909
Galapagos NV, ADR (A)	14,925	560,732
Genmab A/S (A)	4,975	1,375,697
Genus PLC	9,775	283,920
Immatics NV (A)	32,101	364,667
Immunocore Holdings PLC, ADR (A)	1,255	90,724
Ionis Pharmaceuticals, Inc. (A)	20,385	1,047,585
Karuna Therapeutics, Inc. (A)	6,922	2,169,493
Keymed Biosciences, Inc. (A)(B)	41,000	162,746
Kymera Therapeutics, Inc. (A)	19,762	647,798
Legend Biotech Corp., ADR (A)	10,295	566,843
Merus NV (A)	28,177	1,005,355
Moderna, Inc. (A)	8,014	809,815
Morphic Holding, Inc. (A)	10,634	336,991
Nuvalent, Inc., Class A (A)	9,636	724,338
Prothena Corp. PLC (A)	22,253	631,763
Regeneron Pharmaceuticals, Inc. (A)	970	914,497
REVOLUTION Medicines, Inc. (A)	12,374	343,379
Rocket Pharmaceuticals, Inc. (A)	30,655	880,718
Sarepta Therapeutics, Inc. (A)	985	117,205
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd. (A)	49,400	506,105
Syndax Pharmaceuticals, Inc. (A)	28,229	578,412
United Therapeutics Corp. (A)	12,078	2,594,113
Vaxcyte, Inc. (A)	7,529	537,721
Veracyte, Inc. (A)	3,612	90,372
Vertex Pharmaceuticals, Inc. (A)	8,391	3,636,492
Xenon Pharmaceuticals, Inc. (A)	32,094	1,451,291
Zai Lab, Ltd., ADR (A)(D)	26,927	580,815
Health care equipment and supplies 3.6%
Abbott Laboratories	17,313	1,958,966
Alcon, Inc.	15,199	1,144,105
Align Technology, Inc. (A)	2,945	787,257
AtriCure, Inc. (A)	16,601	565,430
DexCom, Inc. (A)	34,606	4,199,438
DiaSorin SpA	8,982	825,975
Edwards Lifesciences Corp. (A)	9,023	708,035
Hologic, Inc. (A)	14,129	1,051,763
Inspire Medical Systems, Inc. (A)	4,749	1,001,422
Insulet Corp. (A)	1,452	277,143
Intuitive Surgical, Inc. (A)	7,585	2,868,799
Shockwave Medical, Inc. (A)	15,403	3,484,929
Stryker Corp.	607	203,636
Health care providers and services 2.7%
Acadia Healthcare Company, Inc. (A)	13,890	1,140,925
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Addus HomeCare Corp. (A)	6,660	$576,756
agilon health, Inc. (A)	124,353	732,439
Alignment Healthcare, Inc. (A)	113,967	763,579
Cencora, Inc.	7,292	1,696,703
Centene Corp. (A)	20,052	1,510,116
Hapvida Participacoes e Investimentos SA (A)(B)	957,330	749,726
HCA Healthcare, Inc.	2,813	857,684
Humana, Inc.	4,917	1,858,921
Molina Healthcare, Inc. (A)	2,353	838,703
Privia Health Group, Inc. (A)	30,239	609,618
Rede D’Or Sao Luiz SA (B)	116,400	637,869
Surgery Partners, Inc. (A)	32,091	984,873
UnitedHealth Group, Inc.	2,839	1,452,830
Health care technology 0.0%
Health Catalyst, Inc. (A)	24,820	242,491
Life sciences tools and services 0.6%
ICON PLC (A)	5,499	1,434,524
Illumina, Inc. (A)	9,197	1,315,263
WuXi AppTec Company, Ltd., Class A	35,700	270,902
WuXi AppTec Company, Ltd., H Shares (B)	5,600	38,746
Pharmaceuticals 3.9%
AstraZeneca PLC	19,820	2,627,673
Chugai Pharmaceutical Company, Ltd.	47,200	1,697,794
Daiichi Sankyo Company, Ltd.	6,236	186,700
Eisai Company, Ltd.	7,623	358,957
Elanco Animal Health, Inc. (A)	41,782	615,867
Eli Lilly & Company	8,682	5,605,186
GSK PLC	6,240	123,413
Longboard Pharmaceuticals, Inc. (A)	35,800	760,392
Merck & Company, Inc.	26,705	3,225,430
Novartis AG	4,013	414,999
Otsuka Holdings Company, Ltd.	38,600	1,517,301
Pfizer, Inc.	13,977	378,497
Structure Therapeutics, Inc., ADR (A)	24,442	1,066,160
UCB SA	11,837	1,113,455
Verona Pharma PLC, ADR (A)	48,000	880,800
Zoetis, Inc.	827	155,319
Industrials 4.0%		21,541,160
Aerospace and defense 1.1%
BWX Technologies, Inc.	23,047	1,877,870
Dassault Aviation SA	5,191	983,219
Hensoldt AG	12,235	367,306
Rheinmetall AG	7,484	2,620,678
Building products 0.5%
Builders FirstSource, Inc. (A)	9,343	1,623,159
The AZEK Company, Inc. (A)	21,029	810,878
Construction and engineering 0.1%
Fluor Corp. (A)	14,737	555,732
IRB Infrastructure Developers, Ltd.	38,034	30,195
Electrical equipment 0.6%
Contemporary Amperex Technology Company, Ltd., Class A	99,786	2,108,806
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
NEXTracker, Inc., Class A (A)	20,380	$922,603
Vicor Corp. (A)	148	5,575
Ground transportation 0.4%
ALD SA (B)	35,341	235,537
Uber Technologies, Inc. (A)	32,231	2,103,717
West Japan Railway Company	2,200	91,629
Machinery 0.6%
Ebara Corp.	15,200	951,932
IMI PLC	105,936	2,246,855
Rotork PLC	27,428	108,124
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	12,184	12,219
Marine transportation 0.6%
Irish Continental Group PLC	664,627	3,302,558
Professional services 0.1%
Ceridian HCM Holding, Inc. (A)	7,645	531,480
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd.	3,519	51,088
Information technology 13.0%		69,378,878
Electronic equipment, instruments and components 0.5%
Flex, Ltd. (A)	80,554	1,912,352
Omron Corp.	221	9,937
Sunny Optical Technology Group Company, Ltd.	112,123	689,151
Unimicron Technology Corp.	20,065	112,570
IT services 1.0%
EPAM Systems, Inc. (A)	3,982	1,107,434
MongoDB, Inc. (A)	6,070	2,431,156
Shopify, Inc., Class A (A)	22,905	1,834,003
Semiconductors and semiconductor equipment 5.8%
Advanced Micro Devices, Inc. (A)	9,500	1,593,055
Broadcom, Inc.	492	580,560
Intel Corp. (E)	58,623	2,525,479
KLA Corp.	2,346	1,393,618
Lam Research Corp.	1,921	1,585,152
Marvell Technology, Inc.	38,603	2,613,423
Micron Technology, Inc.	36,617	3,139,908
Nova, Ltd. (A)	2,943	426,176
NVIDIA Corp.	16,465	10,130,421
ON Semiconductor Corp. (A)	14,904	1,060,122
Rambus, Inc. (A)	10,030	687,356
Renesas Electronics Corp. (A)	1,279	20,985
SCREEN Holdings Company, Ltd.	7,274	713,283
Taiwan Semiconductor Manufacturing Company, Ltd.	109,554	2,193,106
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	7,228	816,475
Tokyo Electron, Ltd.	667	123,777
Ulvac, Inc.	17,016	832,821
Will Semiconductor Company, Ltd., Class A	29,173	350,995
Software 5.2%
Datadog, Inc., Class A (A)	8,436	1,049,776
Dynatrace, Inc. (A)	20,433	1,164,681
Gitlab, Inc., Class A (A)	37,061	2,635,408
HubSpot, Inc. (A)	4,958	3,029,338
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Information technology (continued)
Software (continued)
Intuit, Inc.	3,421	$2,159,780
Microsoft Corp.	14,130	5,617,805
Salesforce, Inc. (A)	12,059	3,389,664
ServiceNow, Inc. (A)	5,381	4,118,617
Varonis Systems, Inc. (A)	17,774	797,697
Workday, Inc., Class A (A)	7,736	2,251,718
Zscaler, Inc. (A)	6,981	1,645,212
Technology hardware, storage and peripherals 0.5%
Quanta Computer, Inc.	26,331	208,200
Samsung Electronics Company, Ltd.	40,473	2,199,174
Wiwynn Corp.	3,241	228,493
Materials 1.9%		10,190,797
Chemicals 0.3%
FMC Corp.	16,476	925,951
Hansol Chemical Company, Ltd. (A)	2,829	423,433
Sinoma Science & Technology Company, Ltd., Class A	6,355	12,592
SK IE Technology Company, Ltd. (A)(B)	250	13,857
Yunnan Energy New Material Company, Ltd., Class A	2,715	16,064
Construction materials 0.0%
Ambuja Cements, Ltd.	3,787	25,429
Anhui Conch Cement Company, Ltd., H Shares	6,341	12,701
China National Building Material Company, Ltd., H Shares	26,533	9,359
Metals and mining 1.6%
Anglo American PLC	42,944	1,023,685
Barrick Gold Corp.	219,574	3,425,354
Boliden AB	10,567	280,476
Foran Mining Corp. (A)(D)	231,905	705,487
Fresnillo PLC	96,667	646,574
Glencore PLC	340,379	1,800,931
Vale SA, ADR	63,470	868,904
Real estate 0.3%		1,421,200
Office REITs 0.0%
Embassy Office Parks REIT	3,655	15,893
Real estate management and development 0.1%
KE Holdings, Inc., Class A	3,118	14,596
Sirius Real Estate, Ltd.	183,749	211,030
Retail REITs 0.2%
Hammerson PLC	3,262,326	1,113,289
Specialized REITs 0.0%
Weyerhaeuser Company	2,026	66,392
Utilities 1.2%		6,535,681
Electric utilities 0.3%
American Electric Power Company, Inc.	4,112	321,312
PG&E Corp.	60,944	1,028,125
Gas utilities 0.3%
Atmos Energy Corp.	14,900	1,697,706
ENN Energy Holdings, Ltd.	2,238	16,659
Independent power and renewable electricity producers 0.0%
China Longyuan Power Group Corp., Ltd., H Shares	19,335	11,663
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities 0.6%

Dominion Energy, Inc.	57,356	$2,622,316

Engie SA	52,459	837,900
Exchange-traded funds 0.3%		$1,769,999
(Cost $1,817,714)
VanEck Gold Miners ETF	63,350	1,769,999

	Contracts/Notional amount	Value
Purchased options 0.5%		$2,789,141
(Cost $2,773,369)
Calls 0.1%		559,592
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 2-16-24; Strike Price: $165.00; Notional Amount: 41,800) (A)	418	109,725
Exchange Traded Option on Block, Inc. (Expiration Date: 3-1-24; Strike Price: $70.00; Notional Amount: 39,900) (A)	399	104,339
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 2-16-24; Strike Price: $135.00; Notional Amount: 12,500) (A)	125	43,125
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 2-2-24; Strike Price: $38.00; Notional Amount: 1,500) (A)	15	1,092
Exchange Traded Option on Pfizer, Inc. (Expiration Date: 2-16-24; Strike Price: $31.00; Notional Amount: 2,800) (A)	28	98
Exchange Traded Option on S&P 500 E-Mini Index (Expiration Date: 2-16-24; Strike Price: $481.00; Notional Amount: 100) (A)	1	1,084
Exchange Traded Option on Twilio, Inc., Class A (Expiration Date: 6-21-24; Strike Price: $85.00; Notional Amount: 27,500) (A)	275	106,563
Exchange Traded Option on Wolfspeed, Inc. (Expiration Date: 3-15-24; Strike Price: $40.00; Notional Amount: 31,600) (A)	316	55,300
Over the Counter Dual Digital Option on S&P 500 Index and Brent Crude Oil Futures (Expiration Date: 2-26-24; Strike Price: S&P 500 Index less than $4,146.25 and Brent Crude Oil Futures greater than $99.19; Counterparty: Citibank, N.A.) (A)(F)	285,278	0
Over the Counter Option on FTSE China A50 Index (Expiration Date: 3-28-24; Strike Price: CNY 11,585.80; Counterparty: Goldman Sachs International) (A)(F)	90	1,964
Over the Counter Option on Taiwan Semiconductor Manufacturing Company, Ltd., ADR (Expiration Date: 3-20-24; Strike Price: TWD 616.07; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	87,697	68,950
Over the Counter Option on Ubisoft Entertainment SA (Expiration Date: 12-20-24; Strike Price: EUR 32.00; Counterparty: Goldman Sachs International) (A)(F)	46,764	67,352
Puts 0.4%		2,229,549
Exchange Traded Option on Advanced Micro Devices, Inc. (Expiration Date: 3-15-24; Strike Price: $165.00; Notional Amount: 5,200) (A)	52	41,990
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 3-15-24; Strike Price: $145.00; Notional Amount: 11,700) (A)	117	81,023
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 2-16-24; Strike Price: $150.00; Notional Amount: 16,200) (A)	162	58,320
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 2-16-24; Strike Price: $43.00; Notional Amount: 36,200) (A)	362	22,082
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 2-16-24; Strike Price: $46.00; Notional Amount: 71,900) (A)	719	129,061
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 2-2-24; Strike Price: $46.00; Notional Amount: 59,600) (A)	596	58,110
Exchange Traded Option on Datadog, Inc., Class A (Expiration Date: 2-16-24; Strike Price: $110.00; Notional Amount: 6,900) (A)	69	15,387
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 2-16-24; Strike Price: $530.00; Notional Amount: 2,300) (A)	23	9,085
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-16-24; Strike Price: $410.00; Notional Amount: 20,400) (A)	204	$49,066
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-2-24; Strike Price: $390.00; Notional Amount: 20,500) (A)	205	1,128
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-15-24; Strike Price: $394.78; Notional Amount: 33,700) (A)	337	100,932
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-15-24; Strike Price: $410.00; Notional Amount: 72,800) (A)	728	455,364
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 2-16-24; Strike Price: $420.00; Notional Amount: 6,200) (A)	62	41,540
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 3-15-24; Strike Price: $420.00; Notional Amount: 4,100) (A)	41	45,715
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 3-15-24; Strike Price: $590.00; Notional Amount: 4,300) (A)	43	94,385
Exchange Traded Option on Marvell Technology, Inc. (Expiration Date: 3-15-24; Strike Price: $65.00; Notional Amount: 12,500) (A)	125	40,000
Exchange Traded Option on Meta Platforms, Inc., Class A (Expiration Date: 2-9-24; Strike Price: $370.00; Notional Amount: 4,500) (A)	45	29,025
Exchange Traded Option on MongoDB, Inc. (Expiration Date: 2-16-24; Strike Price: $370.00; Notional Amount: 3,200) (A)	32	18,080
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 3-15-24; Strike Price: $560.00; Notional Amount: 3,000) (A)	30	41,400
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-16-24; Strike Price: $4,675.00; Notional Amount: 8,600) (A)	86	78,690
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-2-24; Strike Price: $4,890.00; Notional Amount: 5,500) (A)	55	281,325
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-1-24; Strike Price: $4,675.00; Notional Amount: 4,400) (A)	44	85,360
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-24; Strike Price: $4,750.00; Notional Amount: 3,600) (A)	36	123,527
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 2-16-24; Strike Price: $700.00; Notional Amount: 1,200) (A)	12	2,100
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 2-16-24; Strike Price: $720.00; Notional Amount: 1,100) (A)	11	3,685
Exchange Traded Option on Shopify, Inc., Class A (Expiration Date: 2-16-24; Strike Price: $75.00; Notional Amount: 15,600) (A)	156	41,262
Exchange Traded Option on SPDR S&P Biotech ETF (Expiration Date: 3-15-24; Strike Price: $83.00; Notional Amount: 137,700) (A)	1,377	258,876
Over the Counter Option on Euro STOXX 50 Index (Expiration Date: 2-16-24; Strike Price: EUR 4,350.00; Counterparty: Goldman Sachs International) (A)(F)	5,479	23,031

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$449,443
(Cost $435,880)
Materials 0.1%				449,443
Metals and mining 0.1%
Glencore Funding LLC (B)	3.375	09-23-51	637,000	449,443

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 24.9%				$133,431,157
(Cost $133,430,300)
U.S. Government 17.7%				94,758,547
U.S. Treasury Bill	5.210	05-02-24	2,780,000	2,743,388
U.S. Treasury Bill	5.225	04-25-24	10,455,000	10,328,021
U.S. Treasury Bill	5.245	02-06-24	5,525,000	5,520,971
U.S. Treasury Bill	5.256	02-01-24	2,780,000	2,780,000
U.S. Treasury Bill (E)	5.260	03-28-24	6,710,000	6,655,172
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill (E)	5.264	03-19-24	4,485,000	$4,454,118
U.S. Treasury Bill (E)	5.267	03-12-24	1,685,000	1,675,140
U.S. Treasury Bill (E)	5.268	03-07-24	5,090,000	5,063,917
U.S. Treasury Bill (E)	5.268	03-26-24	12,970,000	12,867,764
U.S. Treasury Bill (E)	5.270	02-22-24	20,355,000	20,292,529
U.S. Treasury Bill (E)	5.275	02-13-24	5,705,000	5,695,002
U.S. Treasury Bill (E)	5.277	02-27-24	7,425,000	7,396,780
U.S. Treasury Bill	5.280	02-08-24	3,285,000	3,281,648
U.S. Treasury Bill (E)	5.280	02-29-24	4,200,000	4,182,821
U.S. Treasury Bill (E)	5.285	02-15-24	1,825,000	1,821,276

	Yield (%)	Shares	Value
Short-term funds 7.2%			38,672,610
John Hancock Collateral Trust (G)	5.3658(H)	56,915	569,236
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3001(H)	38,103,374	38,103,374

Total investments (Cost $470,387,064) 100.1%	$535,696,390
Other assets and liabilities, net (0.1%)	(580,589)
Total net assets 100.0%	$535,115,801

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $1,005,923. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $472,786 in the form of U.S. Treasuries was pledged to the fund.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 1-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	75.0%
United Kingdom	4.4%
Japan	3.0%
Canada	2.7%
Germany	2.3%
China	2.2%
Ireland	1.6%
Italy	1.1%
Other countries	7.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Singapore Index Futures	4	Short	Feb 2024	$(82,581)	$(82,728)	$(147)
Nikkei 225 Mini Index Futures	2	Short	Mar 2024	(48,543)	(48,743)	(200)
TOPIX Index Futures	6	Short	Mar 2024	(946,010)	(1,040,970)	(94,960)
						$(95,307)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,805,000	USD	1,849,327	JPM	2/29/2024	—	$(7,476)
CHF	1,945,000	USD	2,259,606	JPM	2/29/2024	$844	—
CNY	33,162,000	USD	4,641,632	SCB	3/20/2024	—	(15,201)
DKK	1,090,000	USD	158,550	GSI	2/29/2024	—	(301)
EUR	2,181,000	USD	2,371,807	BNP	2/29/2024	—	(12,149)
GBP	6,197,000	USD	7,907,979	MSI	3/20/2024	—	(51,621)
HKD	11,855,000	USD	1,518,246	GSI	2/29/2024	—	(641)
HKD	4,070,000	USD	522,160	BNP	3/20/2024	—	(900)
JPY	83,500,000	USD	567,709	CITI	3/21/2024	3,928	—
JPY	1,139,200,000	USD	7,920,200	MSI	3/21/2024	—	(121,284)
JPY	469,000,000	USD	3,228,429	SCB	3/21/2024	—	(17,674)
KRW	520,000	USD	391	GSI	2/29/2024	0	—
SEK	8,780,000	USD	841,178	GSI	2/29/2024	3,429	—
USD	1,014,518	CAD	1,365,000	JPM	2/29/2024	—	(1,136)
USD	6,731,910	CNY	48,136,000	GSI	3/20/2024	16,457	—
USD	14,080,457	EUR	12,975,000	GSI	2/29/2024	42,603	—
USD	6,430,794	EUR	5,843,000	DB	3/20/2024	103,717	—
USD	128,342	GBP	101,000	JPM	2/29/2024	318	—
USD	2,131,655	GBP	1,683,000	BNP	3/20/2024	—	(1,998)
USD	2,024,748	HKD	15,810,000	MSI	2/29/2024	849	—
USD	1,297,173	HUF	464,200,000	GSI	2/29/2024	—	(6,164)
USD	771,851	JPY	113,700,000	JPM	2/29/2024	—	(3,939)
USD	674,804	JPY	94,200,000	SCB	3/21/2024	29,916	—
USD	2,143,958	SEK	21,920,000	MSI	3/20/2024	33,648	—
						$235,709	$(240,484)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Advanced Micro Devices, Inc.	USD	210.00	Mar 2024	26	2,600	$11,272	$(2,990)
Exchange-traded	Marvell Technology, Inc.	USD	80.00	Mar 2024	125	12,500	21,354	(15,250)
Exchange-traded	NVIDIA Corp.	USD	680.00	Mar 2024	15	1,500	20,463	(24,188)
Exchange-traded	Wolfspeed, Inc.	USD	45.00	Mar 2024	316	31,600	48,247	(29,230)
Exchange-traded	Wolfspeed, Inc.	USD	55.00	Apr 2024	253	25,300	23,102	(14,548)
							$124,438	$(86,206)
Puts
Exchange-traded	Block, Inc.	USD	58.00	Mar 2024	399	39,900	$60,183	$(64,439)
Exchange-traded	iShares Russell 2000 Value ETF	USD	141.00	Feb 2024	143	14,300	13,969	(8,938)
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	SPDR S&P Oil & Gas Exploration & Production ETF	USD	128.00	Feb 2024	608	60,800	$97,239	$(66,576)
							$171,391	$(139,953)
							$295,829	$(226,159)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE China A50 Index	CNY	12,678.80	Mar 2024	90	90	$412	$(291)
							$412	$(291)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS Custom Private Basket Index	1-Day USD OBFR - 0.40%	Monthly	USD	4,188,021	May 2033	GSI	—	$(134,127)	$(134,127)
Pay	GS US Industrials Index	1-Day USD OBFR - 0.20%	Monthly	USD	5,081,008	May 2033	GSI	—	78,289	78,289
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.45%	Monthly	USD	10,781,290	May 2033	GSI	—	149,984	149,984
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.55%	Monthly	USD	726,253	May 2033	GSI	—	21,393	21,393
Pay	NEXT FUNDS TOPIX Banks ETF	1-Day JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	866,319,180	May 2033	GSI	—	(241,669)	(241,669)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.05%	Monthly	USD	7,450,931	May 2033	GSI	—	(14,934)	(14,934)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.70%	Monthly	USD	1,408,530	May 2033	GSI	—	5,809	5,809
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.53%	Monthly	USD	10,885,531	May 2033	GSI	—	524,904	524,904
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.25%	Monthly	JPY	21,833,668	May 2033	GSI	—	(7,279)	(7,279)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.42%	Monthly	USD	57,312	May 2033	GSI	—	(524)	(524)
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 0.82%	Monthly	USD	2,132,400	May 2028	JPM	—	(180,635)	(180,635)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.82%	Monthly	USD	106,490	May 2028	JPM	—	(1,625)	(1,625)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,905,733	May 2028	JPM	—	(78,111)	(78,111)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.44%	Monthly	USD	9,116,458	May 2028	JPM	—	(714,012)	(714,012)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 0.82%	Monthly	USD	11,656,597	May 2028	JPM	—	275,748	275,748
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.44%	Monthly	USD	13,120	May 2028	JPM	—	(1,522)	(1,522)
Pay	ARK Fintech Innovation ETF	1-Day USD OBFR - 0.68%	Monthly	USD	3,156,642	May 2033	MSI	—	1,919	1,919
Pay	ARK Innovation ETF	1-Day USD OBFR - 1.73%	Monthly	USD	2,299,557	May 2033	MSI	—	73,189	73,189
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	18,533,415	May 2033	MSI	—	339,747	339,747
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	37,289,704	May 2033	MSI	$1	(1,343,984)	(1,343,983)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	25,716,147	May 2033	MSI	—	(84,680)	(84,680)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	2,598,708	May 2033	MSI	—	(39,560)	(39,560)
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	6,131,333	May 2033	MSI	—	(98,703)	(98,703)
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 0.98%	Monthly	USD	7,689,522	May 2033	MSI	—	98,685	98,685
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 1.58%	Monthly	USD	4,449,669	May 2033	MSI	—	57,972	57,972
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.83%	Monthly	USD	2,779,025	May 2033	MSI	—	(75,450)	(75,450)
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.78%	Monthly	USD	6,286,132	May 2033	MSI	—	(30,488)	(30,488)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.78%	Monthly	USD	3,820,407	May 2033	MSI	—	(106,714)	(106,714)
Pay	iShares MSCI Indonesia ETF	1-Day USD OBFR - 2.98%	Monthly	USD	42,944	May 2033	MSI	—	291	291
Pay	iShares MSCI Thailand ETF	1-Day USD OBFR - 6.03%	Monthly	USD	20,203	May 2033	MSI	—	49	49
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	16,371,019	May 2033	MSI	—	$(142,467)	$(142,467)
Pay	iShares Russell 2000 Growth ETF	1-Day USD OBFR - 1.53%	Monthly	USD	7,694,059	May 2033	MSI	—	85,493	85,493
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.73%	Monthly	USD	18,191,612	May 2033	MSI	—	(121,154)	(121,154)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.50%	Monthly	USD	37,231,639	May 2033	MSI	—	(400,963)	(400,963)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 1.33%	Monthly	USD	7,891,350	May 2033	MSI	—	(39,281)	(39,281)
Pay	MSWELL25 Index	1-Day EUR ESTR Compounded OIS	Monthly	EUR	1,969,666	May 2033	MSI	—	(17,075)	(17,075)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,957,592	May 2033	MSI	—	(74,266)	(74,266)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.03%	Monthly	USD	2,638,135	May 2033	MSI	—	52,316	52,316
Pay	SPDR S&P Homebuilders ETF	1-Day USD OBFR - 1.13%	Monthly	USD	1,179,153	May 2033	MSI	—	3,842	3,842
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 0.55%	Monthly	USD	17,684,183	May 2033	MSI	—	(441,232)	(441,232)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.48%	Monthly	USD	2,224,336	May 2033	MSI	—	4,045	4,045
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 1.18%	Monthly	USD	13,417,365	May 2033	MSI	—	(15,399)	(15,399)
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.58%	Monthly	USD	4,828,807	May 2033	MSI	—	8,552	8,552
Pay	STOXX Europe 600 Real Estate Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	701,954	May 2033	MSI	—	(23,807)	(23,807)
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.43%	Monthly	USD	1,364,060	May 2033	MSI	—	(38,456)	(38,456)
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.68%	Monthly	USD	879	May 2033	MSI	—	(49)	(49)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	43,562,158	May 2033	MSI	—	(479,923)	(479,923)
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 0.20%	Monthly	USD	8,727,165	May 2033	MSI	—	(161,647)	(161,647)
Pay	iShares iBoxx $ High Yield Corporate Bond ETF	1-Day USD OBFR - 0.20%	Monthly	USD	75,347	May 2033	MSI	—	(55)	(55)
Receive	KLA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	194,632	May 2026	CITI	—	12,680	12,680
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	296,654	May 2026	CITI	—	(5,463)	(5,463)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	285,546	May 2026	CITI	—	10,165	10,165
Receive	Advanced Micro Devices, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	381,937	May 2033	GSI	—	(1,585)	(1,585)
Receive	Alcon, Inc.	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	411,683	May 2033	GSI	—	(24,155)	(24,155)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	745,571	May 2033	GSI	—	(31,001)	(31,001)
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	479,044	May 2033	GSI	—	708	708
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	875,819	May 2033	GSI	—	8,894	8,894
Receive	American Tower Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,089,671	May 2033	GSI	—	(40,273)	(40,273)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	212,034	May 2033	GSI	—	(11,798)	(11,798)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	201,210	May 2033	GSI	—	(3,393)	(3,393)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	409,719	May 2033	GSI	—	(6,042)	(6,042)
Receive	Boliden AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	4,697,819	May 2033	GSI	—	10,232	10,232
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	3,364,632	May 2033	GSI	—	135,436	135,436
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	349,396,776	May 2033	GSI	—	7,703	7,703
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,308,922	May 2033	GSI	—	(85,676)	(85,676)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	49,284,000	May 2033	GSI	—	(11,062)	(11,062)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	131,530	May 2033	GSI	—	5,630	5,630
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	72,921,636	May 2033	GSI	—	(5,569)	(5,569)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	761,153	May 2033	GSI	—	(190)	(190)
Receive	Eventbrite, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	612,627	May 2033	GSI	—	41,493	41,493
Receive	FinecoBank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	23,442	May 2033	GSI	—	(731)	(731)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,581,360	May 2033	GSI	—	(11,785)	(11,785)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Payments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,017,788	May 2033	GSI	—	$2,962	$2,962
Receive	GS China Gas Index	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	6,706,285	May 2033	GSI	—	58,563	58,563
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,143,980	May 2033	GSI	—	2,811	2,811
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	111,834	May 2033	GSI	—	(8,521)	(8,521)
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	732,805	May 2033	GSI	—	(29,599)	(29,599)
Receive	JPMorgan Chase & Co.	1-Day USD OBFR + 0.25%	Monthly	USD	3,070,996	May 2033	GSI	—	72,931	72,931
Receive	KT Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	897,499	May 2033	GSI	—	14,536	14,536
Receive	Legal & General Group PLC	1-Day GBP SONIA Compounded OIS	Monthly	GBP	13,846	May 2033	GSI	—	204	204
Receive	Liberty Media Corp-Liberty Formula One, Series C	1-Day USD OBFR + 0.25%	Monthly	USD	293,584	May 2033	GSI	—	18,698	18,698
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	611,948	May 2033	GSI	—	(20,301)	(20,301)
Receive	Northern Trust Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,750,559	May 2033	GSI	—	(40,223)	(40,223)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	962,408	May 2033	GSI	—	(60,997)	(60,997)
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	620,402	May 2033	GSI	—	18,713	18,713
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,442,098	May 2033	GSI	—	(1,478)	(1,478)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,532,641	May 2033	GSI	—	(75,593)	(75,593)
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	507,413	May 2033	GSI	—	(22,583)	(22,583)
Receive	Resona Holdings, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	57,274,886	May 2033	GSI	—	21,289	21,289
Receive	REVOLUTION Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,041,508	May 2033	GSI	—	6,655	6,655
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,818,730	May 2033	GSI	—	13,671	13,671
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	149,897	May 2033	GSI	—	(3,780)	(3,780)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	1,503,851	May 2033	GSI	—	(54,071)	(54,071)
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	764,489	May 2033	GSI	—	12,213	12,213
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,142,353	May 2033	GSI	—	(12,355)	(12,355)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,232,713	May 2033	GSI	—	(4,441)	(4,441)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	765,709	May 2033	GSI	—	35,093	35,093
Receive	Sumitomo Mitsui Trust Holdings, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	161,764,200	May 2033	GSI	—	44,389	44,389
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,857,825	May 2033	GSI	—	(25,793)	(25,793)
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	599,500	May 2033	GSI	—	(11,092)	(11,092)
Receive	The Bank of New York Mellon Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,286,521	May 2033	GSI	—	40,311	40,311
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	94,710,000	May 2033	GSI	—	(31,135)	(31,135)
Receive	Topdanmark A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,675,387	May 2033	GSI	—	7,977	7,977
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	90,291	May 2033	GSI	—	(4,734)	(4,734)
Receive	Vicor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,209	May 2033	GSI	—	(26)	(26)
Receive	Vodafone Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	443,924	May 2033	GSI	—	23,109	23,109
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	358,879	May 2033	GSI	—	11,758	11,758
Receive	West Japan Railway Company	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	164,498,700	May 2033	GSI	—	(5,673)	(5,673)
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	544,423	May 2033	GSI	—	(33,963)	(33,963)
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	348,366	May 2033	GSI	—	(5,820)	(5,820)
Receive	Allianz SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	701,803	May 2028	JPM	—	(193)	(193)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,885,290	May 2028	JPM	—	53,990	53,990
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	2,134,079	May 2028	JPM	—	60,700	60,700
Receive	Antero Resources Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	536,483	May 2028	JPM	—	(18,033)	(18,033)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	2,083,293	May 2028	JPM	—	$485,302	$485,302
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	925,362	May 2028	JPM	—	10,609	10,609
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,192,417	May 2028	JPM	—	(46,701)	(46,701)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	752,235	May 2028	JPM	—	76,049	76,049
Receive	Aviva PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	900,384	May 2028	JPM	—	(10,583)	(10,583)
Receive	Beazley PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	2,062,313	May 2028	JPM	—	(7,353)	(7,353)
Receive	BFF Bank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	35,799	May 2028	JPM	—	(599)	(599)
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	320,928	May 2028	JPM	—	(14,448)	(14,448)
Receive	Chesapeake Energy Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	538,598	May 2028	JPM	—	(13,154)	(13,154)
Receive	Commerzbank AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	5,605	May 2028	JPM	—	(33)	(33)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	29,023,200	May 2028	JPM	—	18,345	18,345
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	237,895	May 2028	JPM	—	16,484	16,484
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	96,126,400	May 2028	JPM	—	134,735	134,735
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	257,146	May 2028	JPM	—	25,172	25,172
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,272,900	May 2028	JPM	—	(3,175)	(3,175)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	251,068	May 2028	JPM	—	10,730	10,730
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	57,770	May 2028	JPM	—	(2,354)	(2,354)
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	272,061	May 2028	JPM	—	66,422	66,422
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	836,905	May 2028	JPM	—	(107,765)	(107,765)
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,533,395	May 2028	JPM	—	156,088	156,088
Receive	Health Catalyst, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	198,241	May 2028	JPM	—	4,074	4,074
Receive	Hokuhoku Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	21,105,514	May 2028	JPM	—	2,295	2,295
Receive	Hologic, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	38,007	May 2028	JPM	—	641	641
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	496,306	May 2028	JPM	—	(87,675)	(87,675)
Receive	Hypoport SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	143,699	May 2028	JPM	—	34,831	34,831
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	1,025,602	May 2028	JPM	—	84,809	84,809
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	33,638	May 2028	JPM	—	(1,310)	(1,310)
Receive	Intel Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	425,667	May 2028	JPM	—	(36,102)	(36,102)
Receive	Intermediate Capital Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	414,869	May 2028	JPM	—	60,371	60,371
Receive	Intuit, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	180,240	May 2028	JPM	—	12,581	12,581
Receive	JGC Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	156,619,546	May 2028	JPM	—	(29,837)	(29,837)
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	2,086,262	May 2028	JPM	—	(36,300)	(36,300)
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	677,470	May 2028	JPM	—	83,401	83,401
Receive	Legal & General Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	834,358	May 2028	JPM	—	12,634	12,634
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,602,115	May 2028	JPM	—	50,742	50,742
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	379,197	May 2028	JPM	—	9,624	9,624
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	144,526	May 2028	JPM	—	11,209	11,209
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	2,191,886	May 2028	JPM	—	(128,866)	(128,866)
Receive	Muenchener Rueckversicherungs Gesellschaft AG	1-Day EUR ESTR Compounded OIS	Monthly	EUR	8,461	May 2028	JPM	—	198	198
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	759,444	May 2028	JPM	—	$(11,481)	$(11,481)
Receive	ON Semiconductor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	619,529	May 2028	JPM	—	(39,606)	(39,606)
Receive	Onto Innovation, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	270,201	May 2028	JPM	—	49,285	49,285
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,483,402	May 2028	JPM	—	286,127	286,127
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	32,829,028	May 2028	JPM	—	(6,013)	(6,013)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,329,627	May 2028	JPM	—	(93,614)	(93,614)
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	331,721	May 2028	JPM	—	13,134	13,134
Receive	Publicis Groupe SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	503,320	May 2028	JPM	—	50,587	50,587
Receive	Quanta Computer, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	489,939	May 2028	JPM	—	65,743	65,743
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	241,263,923	May 2028	JPM	—	15,364	15,364
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	512,893	May 2028	JPM	—	(15,549)	(15,549)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	1,123,866	May 2028	JPM	—	(43,804)	(43,804)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	444,303	May 2028	JPM	—	31,573	31,573
Receive	Societe Generale SA	1-Day EUR ESTR Compounded OIS	Monthly	EUR	449,483	May 2028	JPM	—	5,013	5,013
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	284,063,077	May 2028	JPM	—	155,641	155,641
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	420,712	May 2028	JPM	—	45,841	45,841
Receive	SUMCO Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	171,675,993	May 2028	JPM	—	(19,035)	(19,035)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,940,549	May 2028	JPM	—	29,622	29,622
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	636,485	May 2028	JPM	—	6,692	6,692
Receive	The Bank of New York Mellon Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	147,164	May 2028	JPM	—	9,280	9,280
Receive	The Hachijuni Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	22,126,158	May 2028	JPM	—	5,364	5,364
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,788,651	May 2028	JPM	—	20,946	20,946
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	129,138,480	May 2028	JPM	—	116,039	116,039
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,405	May 2028	JPM	—	(126)	(126)
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	632,343	May 2028	JPM	—	52,943	52,943
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,777,180	May 2028	JPM	—	(142,390)	(142,390)
Receive	Varonis Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	474,693	May 2028	JPM	—	24,658	24,658
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,189,044	May 2028	JPM	—	227,054	227,054
Receive	Vodafone Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	702,056	May 2028	JPM	—	4,714	4,714
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	826,541	May 2028	JPM	—	(25,274)	(25,274)
Receive	Wiwynn Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	612,103	May 2028	JPM	—	168,253	168,253
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,493,849	May 2028	JPM	—	(307,976)	(307,976)
Receive	Accton Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	669,450	May 2033	MSI	—	10,963	10,963
Receive	Alibaba Group Holding, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	8,128	May 2033	MSI	—	61	61
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	477,537	May 2033	MSI	—	(38,168)	(38,168)
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	75,786	May 2033	MSI	—	(1,510)	(1,510)
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	543,091	May 2033	MSI	—	59,956	59,956
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	714,508	May 2033	MSI	—	(17,835)	(17,835)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	524,694	May 2033	MSI	—	(25,407)	(25,407)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	963,924	May 2033	MSI	—	34,820	34,820
Receive	Aviva PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	209,585	May 2033	MSI	—	(1,678)	(1,678)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Banca Mediolanum SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	224,959	May 2033	MSI	—	$2,269	$2,269
Receive	Banco Santander Brasil SA, ADR	1-Day USD OBFR	Monthly	USD	506,824	May 2033	MSI	—	(22,589)	(22,589)
Receive	Barrick Gold Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,459,813	May 2033	MSI	—	(36,085)	(36,085)
Receive	Bath & Body Works, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	640,629	May 2033	MSI	—	(8,513)	(8,513)
Receive	BFF Bank SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	227,989	May 2033	MSI	—	(4,081)	(4,081)
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	524,838	May 2033	MSI	—	25,085	25,085
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	2,367,437	May 2033	MSI	—	37,036	37,036
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,514,116	May 2033	MSI	—	85,050	85,050
Receive	Burlington Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,223,625	May 2033	MSI	—	(36,661)	(36,661)
Receive	Capital One Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	563,893	May 2033	MSI	—	33,272	33,272
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,128,628	May 2033	MSI	—	(175,303)	(175,303)
Receive	Ceridian HCM Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	597,465	May 2033	MSI	—	35,474	35,474
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	242,876	May 2033	MSI	—	750	750
Receive	Dexcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	167,648	May 2033	MSI	—	(4,552)	(4,552)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	140,465,600	May 2033	MSI	—	38,497	38,497
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	593,157	May 2033	MSI	—	93,698	93,698
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	155,626	May 2033	MSI	—	3,067	3,067
Receive	e.l.f. Beauty, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	858,174	May 2033	MSI	—	(24,890)	(24,890)
Receive	Edison International	1-Day USD OBFR + 0.25%	Monthly	USD	1,068,689	May 2033	MSI	—	(11,783)	(11,783)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	34,385,176	May 2033	MSI	—	(18,746)	(18,746)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	563,169	May 2033	MSI	—	(4,449)	(4,449)
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	199,913	May 2033	MSI	—	(15,124)	(15,124)
Receive	Exact Sciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	537,057	May 2033	MSI	—	(6,124)	(6,124)
Receive	FinecoBank SpA	1-Day EUR ESTR Compounded OIS	Monthly	EUR	170,758	May 2033	MSI	—	(9,001)	(9,001)
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	481,427	May 2033	MSI	—	6,216	6,216
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	69,722	May 2033	MSI	—	4,769	4,769
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	579,171	May 2033	MSI	—	22,256	22,256
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	43,879	May 2033	MSI	—	(6,079)	(6,079)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	360,005	May 2033	MSI	—	33,975	33,975
Receive	Inspire Medical Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,078,450	May 2033	MSI	—	141,210	141,210
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	749,099	May 2033	MSI	—	(34,383)	(34,383)
Receive	Intel Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	507,542	May 2033	MSI	—	(44,022)	(44,022)
Receive	Intuitive Surgical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	16,667	May 2033	MSI	—	695	695
Receive	Japan Post Insurance Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	22,601,500	May 2033	MSI	—	5,551	5,551
Receive	Jeol, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	52,830,447	May 2033	MSI	—	(20,675)	(20,675)
Receive	KKR & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	934,645	May 2033	MSI	—	55,628	55,628
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	77,436	May 2033	MSI	—	12,377	12,377
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	170,495	May 2033	MSI	—	13,974	13,974
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	919,681	May 2033	MSI	—	(19,753)	(19,753)
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	10,549	May 2033	MSI	—	328	328
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	717,575	May 2033	MSI	—	15,164	15,164
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	669,011	May 2033	MSI	—	7,567	7,567
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	76,623	May 2033	MSI	—	(5,857)	(5,857)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,777,449	May 2033	MSI	—	(25,413)	(25,413)
Receive	Morphic Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	409,757	May 2033	MSI	—	55,612	55,612
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	On Holding AG, Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,724,575	May 2033	MSI	—	$(91,785)	$(91,785)
Receive	Onto Innovation, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	126,442	May 2033	MSI	—	11,642	11,642
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	22,388,600	May 2033	MSI	—	(3,321)	(3,321)
Receive	Phillips 66	1-Day USD OBFR + 0.25%	Monthly	USD	311,634	May 2033	MSI	—	35,046	35,046
Receive	Ping An Insurance Group Company of China, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	25,911	May 2033	MSI	—	264	264
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,542,317	May 2033	MSI	—	32,079	32,079
Receive	Rambus, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	564,114	May 2033	MSI	—	(4,005)	(4,005)
Receive	Regeneron Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	358,056	May 2033	MSI	—	1,312	1,312
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS	Monthly	EUR	122,137	May 2033	MSI	—	3,291	3,291
Receive	ROBLOX Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	939,639	May 2033	MSI	—	(16,814)	(16,814)
Receive	Ross Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	645,237	May 2033	MSI	—	2,136	2,136
Receive	Rotork PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,276,537	May 2033	MSI	—	(19,320)	(19,320)
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	201,686	May 2033	MSI	—	5,016	5,016
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	349,034	May 2033	MSI	—	(10,803)	(10,803)
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,107,398	May 2033	MSI	—	32,155	32,155
Receive	SCREEN Holdings Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	90,540,960	May 2033	MSI	—	82,730	82,730
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	427,805	May 2033	MSI	—	21,325	21,325
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	25,858	May 2033	MSI	—	(603)	(603)
Receive	Shockwave Medical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	169,827	May 2033	MSI	—	6,733	6,733
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,519,952	May 2033	MSI	—	(26,966)	(26,966)
Receive	Structure Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	413,333	May 2033	MSI	—	(12,050)	(12,050)
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,504,506	May 2033	MSI	—	102,013	102,013
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	1,360,260	May 2033	MSI	—	(33,619)	(33,619)
Receive	The Azek Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	516,566	May 2033	MSI	—	17,337	17,337
Receive	The Goldman Sachs Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,030,776	May 2033	MSI	—	11,723	11,723
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	358,022	May 2033	MSI	—	(9,005)	(9,005)
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	107,482,200	May 2033	MSI	—	38,034	38,034
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	403,139	May 2033	MSI	—	39,087	39,087
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	2,301,804	May 2033	MSI	—	(41,462)	(41,462)
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	320,212	May 2033	MSI	—	(19,939)	(19,939)
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	551,799	May 2033	MSI	—	(43,048)	(43,048)
Receive	Wise PLC, Class A	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	313,801	May 2033	MSI	—	(35,762)	(35,762)
Receive	Wolfspeed, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	317,906	May 2033	MSI	—	(2,436)	(2,436)
Receive	XP, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	506,726	May 2033	MSI	—	(17,473)	(17,473)
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,183,801	May 2033	MSI	—	(31,684)	(31,684)
Receive	Advanced Micro Devices, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	796,240	May 2033	MSI	—	43,172	43,172
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,420,055	May 2033	MSI	—	(27,156)	(27,156)
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	576,341	May 2033	MSI	—	5,077	5,077
Receive	Builders FirstSource, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	54,750	May 2033	MSI	—	2,462	2,462
Receive	Danaher Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	930,088	May 2033	MSI	—	(14,111)	(14,111)
Receive	JD.com, Inc., Class A	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	2,555	May 2033	MSI	—	—	—
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,411,842	May 2033	MSI	—	67,896	67,896
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,200,859	May 2033	MSI	—	71,522	71,522
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	364,122	May 2033	MSI	—	5,469	5,469
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Northern Trust Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	2,218,729	May 2033	MSI	—	$(101,519)	$(101,519)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	684,388	May 2033	MSI	—	(23,881)	(23,881)
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	776,944	May 2033	MSI	—	66,021	66,021
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	40,510	May 2033	MSI	—	507	507
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	884,539	May 2033	MSI	—	9,049	9,049
Receive	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	812,748	May 2033	MSI	—	38,070	38,070
Receive	Texas Instruments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,579,904	May 2033	MSI	—	(48,577)	(48,577)
Receive	ZoomInfo Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	237,615	May 2033	MSI	—	10,309	10,309
								$1	$(1,420,304)	$(1,420,303)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor.  Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$17,693,241	$13,407,467	$4,285,774	—
Consumer discretionary	25,711,464	17,276,918	8,434,546	—
Consumer staples	8,160,657	2,725,676	5,434,981	—
Energy	30,449,288	21,923,361	8,525,927	—
Financials	104,606,444	68,679,543	35,926,901	—
Health care	101,567,840	88,790,167	12,777,673	—
Industrials	21,541,160	8,431,014	13,110,146	—
Information technology	69,378,878	61,696,386	7,682,492	—
|	21

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$10,190,797	$5,925,696	$4,265,101	—
Real estate	1,421,200	66,392	1,354,808	—
Utilities	6,535,681	5,669,459	866,222	—
Exchange-traded funds	1,769,999	1,769,999	—	—
Purchased options	2,789,141	2,627,844	161,297	—
Corporate bonds	449,443	—	449,443	—
Short-term investments	133,431,157	38,672,610	94,758,547	—
Total investments in securities	$535,696,390	$337,662,532	$198,033,858	—
Derivatives:
Assets
Forward foreign currency contracts	$235,709	—	$235,709	—
Swap contracts	6,883,757	—	6,883,757	—
Liabilities
Futures	(95,307)	$(95,307)	—	—
Forward foreign currency contracts	(240,484)	—	(240,484)	—
Written options	(226,450)	(226,159)	(291)	—
Swap contracts	(8,304,060)	—	(8,304,060)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	56,915	—	$4,041,249	$(3,472,196)	$131	$52	$4,508	—	$569,236
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|